Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	380,000,000	380,000,000
Temporary Equity, Shares Outstanding	24,850,569	25,053,313
Temporary equity redemption price per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	5,149,431	4,946,687
Common stock, shares outstanding	5,149,431	4,946,687
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,500,000	7,500,000
Common stock, shares outstanding	7,500,000	7,500,000